Plant and Equipment - Summary of Property, Plant And Equipment (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	$ 2,619
End of financial year	3,329	$ 2,619
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	1,660
End of financial year	1,529	1,660
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	824
End of financial year	1,539	824
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	135
End of financial year	261	135
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	7,371	6,522
Additions	1,673	1,337
Acquisition of subsidiaries	1,023	1
Disposals	(188)	(400)
Currency revaluation adjustments	(53)	(89)
End of financial year	9,826	7,371
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	3,532	3,051
Additions	408	760
Acquisition of subsidiaries	595	0
Disposals	(111)	(256)
Currency revaluation adjustments	(29)	(23)
End of financial year	4,395	3,532
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	3,225	2,824
Additions	1,180	444
Acquisition of subsidiaries	269	1
Disposals	(70)	(5)
Currency revaluation adjustments	(15)	(39)
End of financial year	4,589	3,225
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	614	647
Additions	85	133
Acquisition of subsidiaries	159	0
Disposals	(7)	(139)
Currency revaluation adjustments	(9)	(27)
End of financial year	842	614
Accumulated amortization and depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	4,752	3,349
Depreciation charge	1,959	1,651
Disposals	(172)	(165)
Currency revaluation adjustments	(42)	(83)
End of financial year	6,497	4,752
Accumulated amortization and depreciation [Member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	1,872	867
Depreciation charge	1,118	1,079
Disposals	(111)	(57)
Currency revaluation adjustments	(13)	(17)
End of financial year	2,866	1,872
Accumulated amortization and depreciation [Member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	2,401	1,960
Depreciation charge	727	481
Disposals	(54)	(4)
Currency revaluation adjustments	(24)	(36)
End of financial year	3,050	2,401
Accumulated amortization and depreciation [Member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	479	522
Depreciation charge	114	91
Disposals	(7)	(104)
Currency revaluation adjustments	(5)	(30)
End of financial year	$ 581	$ 479